Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combinations
Business Combinations

4Business Combinations

Acquisitions in 2022

Materialise Link3D

On April 9, 2021, the Group acquired an option to buy Link3D Inc. On November 15, 2021, Materialise provided notice to Link3D of its intention to exercise the option. The acquisition was completed on January 4, 2022. This acquisition was realized by the Group’s U.S. subsidiary, Materialise USA, LLC by exercising our call option. As a result of this transaction, Materialise USA became the sole shareholder of Link3D. On January 4, 2022, the Group completed the acquisition and obtained control of Link3D Inc. Link3D is an additive workflow and digital manufacturing software company. The Group acquired 100% of voting equity interests in Link3D Inc. for a total cash consideration of K€ 26,747.

The acquisition of Link3D is expected to strengthen and accelerate the creation of the Materialise software platform, particularly for companies that are scaling up their additive manufacturing operations to volume production. By integrating Link3D’s additive MES (Manufacturing Execution System) solution with the Materialise Magics software suite into a unified, cloud-based software platform, manufacturers will be able to run and continuously improve the most efficient, repeatable, automated and controlled processes to mass-produce identical or customized products. This process extends beyond the actual 3D printing operations and creates a closer alignment between 3D printing and conventional manufacturing, signaling the removal of the wall between both production environments.

On October 1, 2022, Link3D was merged into parent entity Materialise USA.

The fair value of the identifiable assets and liabilities at the date of acquisition was assessed at:

	Carrying
	value at		Fair value
	acquisition	Fair value	at acquisition
in 000€	date	adjustments	date
Assets
Brands and trademarks	—	1,066	1,066
Software	—	6,892	6,892
IT, Furniture & Vehicles	21	—	21
Right-of-use assets	155	—	155
Deferred tax assets	2,149	121	2,270
Trade receivables	768	—	768
Other current assets	200	—	200
Cash & cash equivalents	1,135	—	1,135
Total Assets	4,428	8,079	12,507
Liabilities
Long-term borrowings & Leases	(2,258)	—	(2,258)
Other non-current liabilities	—	—	—
Short-term borrowings & Leases	(1,926)	—	(1,926)
Deferred tax liability	—	(2,270)	(2,270)
Trade payables	(59)	—	(59)
Payroll-related payables	(1,012)	—	(1,012)
Deferred revenue	(1,286)	449	(837)
Other current liabilities	(649)	—	(649)
Total Liabilities	(7,190)	(1,821)	(9,011)
Total identified assets and liabilities	(2,762)	6,258	3,496
Goodwill	—	23,251	23,251
Acquisition price	—	—	26,747

The fair values of the identified assets and liabilities included in our consolidated financial statements at the acquisition date was K€3,496. The Group acquired 100% of voting equity interests in Link3D Inc. for a total consideration of K€26,747. This is the fair value of the identified assets and liabilities increased by a goodwill of K€23,251.

The goodwill recognized is primarily attributable to the trained and knowledgeable workforce and to the expected synergies that will be realized at the level of development, manufacturing and the existing customer base. The goodwill is not deductible for income tax purposes.

The accounting for the business combination resulted in fair values at date of acquisition of K€1,066 for Brands and trademarks (useful life of 1 year) and K€6,892 for software (useful life of 7 years). The valuation technique used to measure the fair value of brands and trademarks, as well as software, was the relief-from-royalty method. The relief-from-royalty method considers the discounted estimated royalty payments that the Group would be prepared to pay to license the respective asset under a contract if it did not own the asset. Key assumptions used in the application of this valuation technique include the forecasted year-on-year growth rate of revenue, the software royalty rate, the brands and trademarks royalty rate and the discount rate. A deferred tax liability was recognized of K€(2,270) on the adjusted fair values. The discount rate used for the valuation was set at 14.00%. The carrying value of the acquired receivables, the trade and other receivables approximate their fair value due to the short term character of these instruments. Trade receivables acquired comprised gross contractual amounts due of K€992, of which K€224 was expected to be uncollectible at the date of acquisition.

The Link3D revenue included in the consolidated financial statement between acquisition date of January 4, 2022 and merger date October 1, 2022 amounted to K€ 2,631. The amount of revenue between the merger date and December 31, 2022 was K€993. As integration within the Materialise Software segments started immediately it is impracticable to disclose information on profit.

There are no contingent considerations payable.

Materialise Identify3D

On September 1, 2022, the Group executed a share purchase agreement and acquired 100% of the shares of Identify3D, Inc. (“Identify3D” or “ID3D”) for a total cash consideration of K€3,853. The acquisition was realized by the Group’s U.S. subsidiary, Materialise USA, LLC.

With the acquisition of Identify3D the Group wants to address growing data security and integrity requirements and market interest, and to make CO-AM the most secure software platform for distributed manufacturing. This acquisition will allow manufacturers to secure the flow of digital parts and maintain a competitive advantage.

On December 31, 2022, Identify3D was merged into parent entity Materialise USA.

The fair value of the identifiable assets and liabilities at the date of acquisition was assessed at:

	Carrying
	value at		Fair value
	acquisition	Fair value	at acquisition
in 000€	date	adjustments	date
Assets
Brands and trademarks	—	174	174
Software	—	1,723	1,723
Deferred tax assets	474	—	474
Cash & cash equivalents	172	—	172
Total Assets	646	1,897	2,543
Liabilities
Long-term borrowings	(100)	—	(100)
Deferred tax liability	—	(474)	(474)
Trade payables	(44)	—	(44)
Payroll-related payables	(512)	—	(512)
Total Liabilities	(656)	(474)	(1,130)
Total identified assets and liabilities	(10)	1,423	1,413
Goodwill	—	2,439	2,439
Acquisition price	—	—	3,853

The fair values of the identified assets and liabilities included in our consolidated financial statements at the acquisition date was K€1,413. The Group acquired 100% of voting equity interests in ID3D Inc. for a total consideration of K€3,853. This is the fair value of the identified assets and liabilities increased by a goodwill of K€2,439.

The goodwill recognized is primarily attributable to the trained and knowledgeable workforce and to the expected synergies that will be realized at the level of development, manufacturing and the existing customer base. The goodwill is not deductible for income tax purposes.

The accounting for the business combination resulted in fair values at date of acquisition of K€174 for Brands and trademarks (useful life of 7 years) and K€1,723 for software (useful life of 7 years). The valuation technique used to measure the fair value of brands and trademarks, as well as software, was the relief-from-royalty method. The relief-from-royalty method considers the discounted estimated royalty payments that the Group would be prepared to pay to license the respective asset under a contract if it did not own the asset. Key assumptions used in the application of this valuation technique include the forecasted year-on-year growth rate of revenue, the software royalty rate, the brands and trademarks royalty rate and the discount rate. A deferred tax liability was recognized of K€(474) on the adjusted fair values. The discount rate used for the valuation was set at 14.05%. Trade receivables acquired comprised gross contractual amounts due of K€0.

The amount of revenue included in the consolidated financial statement between acquisition date of September 1, 2022 and the merger date of December 31, 2022 was K€ 0. As integration within the Materialise Software segments started immediately it is impracticable to disclose information on profit.

There are no contingent considerations payable.

Acquisitions in 2021

The Group did not effect any business combinations in the course of 2021.

Acquisitions in 2020

Materialise Motion

The Group executed a share purchase agreement dated November 9, 2020 and acquired the remaining 50% of the shares of Materialise Motion NV (“Materialise Motion”, formerly RS Print) for a total purchase consideration in cash of K€5,220. The debt of previous owner of K€655 related to the called unpaid capital was transferred to the Group. Before this transaction, the Group already had a 50% interest in Materialise Motion. The fair value of the previously held equity method investment was valued at K€770. The corresponding gain was presented within net other operating income for the year ended December 31, 2020 (Note 22.6).

In determining the fair value of the previously held equity method investment, a strategic discount, a minority discount and a discount for lack of marketability were considered in relation to the consideration paid for this transaction.

Simultaneously with the share purchase agreement, Materialise Motion and RS Scan International NV (“RS Scan”), the former co-shareholder of Materialise Motion, entered into an asset purchase agreement regarding the acquisition by Materialise Motion of certain assets of RS Scan with closing date on 9 November 2020 for a total purchase consideration in cash of K€3,000.

Materialise Motion is a Belgian-based company that specializes in manufacturing of orthopaedic and medical insoles and the development and commercialization of hardware and software for foot pressure measurement.

The fair value of the identifiable assets and liabilities at the date of acquisition was assessed at:

	Carrying
	value at		Fair value
	acquisition	Fair value	at acquisition
in 000€	date	adjustments	date
Assets
Developed technology	—	4,820	4,820
Customer relations	—	248	248
Other intangible assets	86	2,862	2,948
Property, plant & equipment	220	—	220
Right-of-use assets	24	—	24
Deferred tax assets	1,743	(46)	1,698
Other non-current financial assets	64	—	64
Inventory	794	265	1,059
Trade receivables	1,096	—	1,096
Other current assets	1,001	—	1,001
Cash & cash equivalents	189	—	189
Total Assets	5,217	8,149	13,366
Liabilities
Deferred tax liabilities	—	(2,003)	(2,003)
Loans & borrowings	(1,877)	—	(1,877)
Lease liabilities	(24)	—	(24)
Trade payables	(645)	—	(645)
Payroll related payables	(85)	—	(85)
Other liabilities	(262)	—	(262)
Total Liabilities	(2,893)	(2,003)	(4,896)
Total identified assets and liabilities	2,324	6,146	8,470
Goodwill	—	1,175	1,175
Acquisition price	—	—	9,645

The cash flow from the business combination was as follows:

Cash & cash equivalents acquired	(189)
Acquisition price in cash RS Print shares	5,220
Acquisition price in cash RS Scan assets	3,000
Total cash flow	8,031

The fair values of the identifiable assets and liabilities included in our consolidated financial statements as of December 31, 2020 were provisional as the final valuation had not been completed by the date these consolidated financial statements were approved for issue by the board of directors. As of October 2021, we completed the fair value analysis of the Materialise Motion business combination, which resulted in corresponding adjustments to the goodwill, consolidated reserves and deferred tax assets and deferred tax liabilities. The fair value of the identified assets and liabilities was K€1,743 higher than the provisional value at date of acquisition, with a corresponding reduction in goodwill of K€1,743.

The accounting for the business combination resulted in fair values at date of acquisition of K€4,820 for developed technology based on the relief-from-royalty valuation method with royalty rates between 8.00% and 10.00% (useful life of 7 years), K€248 for customer relationships based on the multi-period excess earnings method (useful life of 15 years) and K€2,862 for contracts based on the multi-period excess earnings method (useful life of 7 years). A fair value adjustment was identified of K€265 for the inventory. At the same time, a deferred tax liability was recognized of K€(2,049) on these adjusted fair values. Upon the completion of the accounting for the business combination in 2021, the deferred tax assets were adjusted by K€1,743. The discount rate (post-tax WACC) used for the valuation was set at 15.80%. The carrying value of the acquired receivables, the trade and other receivables approximate their fair value due to the short term character of these instruments.

There are no contingent considerations payable.

The goodwill recognized is primarily attributable to the trained and knowledgeable workforce and to the expected synergies that will be realized at the level of development, manufacturing and the existing customer base. The goodwill is not deductible for income tax purposes.